Mining interests - Other - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets	$ 0	$ 876,376
Cash proceeds from sale of mining interest (Note 9)	0	7,500
Mining interests (Note 9)	3,760,337	3,291,435
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	7,899,295	7,366,529	$ 6,413,195
Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(4,138,958)	(4,075,094)	$ (2,849,705)
Leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	55,000	35,000
Underground Mining
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	27,000
Underground Mining | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	38,000
Underground Mining | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(11,000)
Corporate office
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	16,000	17,000
Corporate office | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	24,000	24,000
Corporate office | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(8,000)	(7,000)
Other leased assets
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	12,000	18,000
Other leased assets | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	32,000	32,000
Other leased assets | Accumulated depreciation, depletion, amortization and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests (Note 9)	(20,000)	(14,000)
Non-core Properties | Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of long-lived assets	$ 5,000	1,000
Quebradona Property
Disclosure of detailed information about property, plant and equipment [line items]
Cash proceeds from sale of mining interest (Note 9)		$ 7,500